Dividends	12 Months Ended
Dec. 31, 2017
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Dividends
27.	DIVIDENDS

Pursuant to a resolution passed at the Board of Directors’ meeting on March 28, 2018, a final dividend of equivalent to HK$0.115 per share totaling approximately RMB7,518 for the year ended December 31, 2017 was proposed for shareholders’ approval at the Annual General Meeting. The dividend has not been provided for in the consolidated financial statements for the year ended December 31, 2017.

Pursuant to the shareholders’ approval at the Annual General Meeting held on May 23, 2017, a final dividend of RMB0.093043 (equivalent to HK$0.105) per share totaling RMB7,530 in respect of the year ended 31 December 2016 was declared and paid on July 21, 2017.

Pursuant to the shareholders’ approval at the Annual General Meeting held on May 25, 2016, a final dividend of RMB0.080182 (equivalent to HK$0.095) per share totaling RMB6,489 in respect of the year ended December 31, 2015 was declared and paid by July 15, 2016.